Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets.
Schedule of carrying amounts of right-of-use assets and movements during the period

			Plant and	Other	Motor
In EUR k	Buildings*	Offices	equipment	equipment	Vehicles	Total

As of Jan 1, 2021	12,005	4,176	4,587	1,315	37	22,120
Additions	—	133	1,121	179	19	1,452
Transfers to property, plant & equipment**	—	—	(672)	—	—	(672)
Depreciation expenses	(1,121)	(970)	(1,745)	(138)	(22)	(3,996)
As of December 31, 2021	10,884	3,339	3,291	1,356	34	18,904
Additions	—	112	95	—	21	228
Transfers to property, plant & equipment**	—	—	(772)	(127)	—	(899)
Depreciation expenses	(1,124)	(529)	(1,081)	(127)	(22)	(2,882)
As of December 31, 2022	9,760	2,922	1,533	1,102	33	15,351
Additions	866	13	975	—	—	1,854
Transfers to property, plant & equipment**	—	—	(1,627)	—	—	(1,627)
Depreciation expenses	(1,133)	(364)	(422)	—	(24)	(1,943)
As of December 31, 2023	9,493	2,571	459	1,102	9	13,635

*   As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

** Transfers of leased assets to PP&E (Note 13) represents purchased assets at the end of lease term.

Schedule of carrying amounts of lease liabilities and the movements during the period

in EUR k	2023	2022	2021

As of January 1	15,436	18,724	21,205
Additions	1,657	204	1,452
Interest expenses	579	637	584
Disposals	—	—	(273)
Payments	(3,095)	(4,129)	(4,244)
As of December 31	14,577	15,436	18,724

Current	2,178	2,311	3,330
Non-current	12,399	13,125	15,394

Schedule of amounts recognised in profit or loss related to leases

in EUR k	2023	2022	2021
Depreciation expense of right-of-use assets	1,943	2,882	3,996
Interest expenses on lease liabilities	579	637	584
Rent expenses—short-term leases	175	770	7,175
Rent expense—leases of low-value assets	21	27	48
Total amounts recognized in profit or loss	2,718	4,316	11,803